Subsequent Events (Details) - Subsequent Event [Member]	Jul. 20, 2022 USD ($)	Jul. 20, 2022 JPY (¥)
Subsequent Events (Details) [Line Items]
Cash	$ 2,805,192	¥ 392,000,000
All Seas Global Limited [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage	100.00%	100.00%
Tokyo Lifestyle Limited [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage	100.00%	100.00%